AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 13, 2015

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 57	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 59	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____	immediately upon filing pursuant to paragraph (b) of Rule 485.
X	On March 20, 2015 pursuant to paragraph (b)
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
____	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 55 to its Registration Statement until March 20, 2015.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 55 under the Securities Act of 1933 and No. 57 under the Investment Company Act of 1940, filed on December 31, 2014, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 13th day of March, 2015.

THE SARATOGA ADVANTAGE TRUST

By: /s/Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia_ Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	March 13, 2015
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	March 13 , 2015
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	March 13, 2015
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	March 13, 2015
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	March 13, 2015
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	March 13, 2015

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact